Significant transactions (Details) € in Thousands, $ in Millions		1 Months Ended				12 Months Ended											101 Months Ended
	Feb. 03, 2020 USD ($)	Mar. 31, 2019 EUR (€)	Jan. 31, 2019 USD ($)	Oct. 31, 2018 EUR (€)	Jul. 31, 2018 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€) clinical_trial	Dec. 31, 2020 EUR (€) patient	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)		Dec. 31, 2016 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Aug. 31, 2012 USD ($)
Disclosure of transactions between related parties [line items]
Increase in loans and conditional advances | €							€ 10,350				€ 14,000	€ 16,000	[1]
Prepaid expenses | €						€ 2,217	2,217		€ 2,217	€ 2,217	2,671
PharmaEngine, NBTWR3
Disclosure of transactions between related parties [line items]
Upfront payment received																$ 1.0
Development milestones payments received														$ 1.0	$ 1.0
Total payments received under agreement																	$ 3.0
MD Anderson Cancer Center, NBTXR3
Disclosure of transactions between related parties [line items]
Number of patients									340	340
Contractual capital commitments			$ 11.0
Upfront payment	$ 1.0		$ 1.0
Milestone payment	$ 1.0
Milestone payment, deferment period						6 months
Prepaid expenses						€ 1,600	€ 1,600		€ 1,600	€ 1,600	€ 1,700							$ 1.7
EIB fixed rate loan
Disclosure of transactions between related parties [line items]
Increase in loans and conditional advances | €		€ 14,000		€ 16,000
Borrowings, interest rate		5.00%		6.00%		4.00%	4.00%		4.00%	4.00%								4.00%
Borrowing, maturity				5 years		5 years
Undrawn borrowing facilities | €						€ 10,000	€ 10,000		€ 10,000	€ 10,000
Borrowing, deferment period						1 year
Royalties agreement, period					6 years
Top of range | PharmaEngine, NBTWR3
Disclosure of transactions between related parties [line items]
Potential development and commercial milestones payments																			$ 56.0
Top of range | MD Anderson Cancer Center, NBTXR3
Disclosure of transactions between related parties [line items]
Milestone payment increase								$ 16.4
Top of range | EIB fixed rate loan
Disclosure of transactions between related parties [line items]
Notional amount | €					€ 40,000							€ 40,000
Bottom of range | MD Anderson Cancer Center, NBTXR3
Disclosure of transactions between related parties [line items]
Milestone payment increase								$ 2.2

[1]	The Company applied the new standard IFRS 16 – Leases starting January 1, 2019 following the modified retrospective method, the comparative financial statements are therefore not restated (see Note 2.1 for further details on the impacts of the first application of IFRS 16 – Leases)